TAXES ON INCOME (Deferred Tax Assets And Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards (in Israel)	$ 3,265	$ 3,284
Capital loss carryforwards (in Israel)	2,549	2,485
Long-term tax receivables		1,171
Reserves and other	252	251
Total gross deferred taxes	6,066	7,191
Less valuation allowance	(2,549)	(6,195)
Deferred tax assets, net	3,517	996
Undistributed income of subsidiaries	(290)	(263)
Property and equipment	(677)	(817)
Total deferred tax liabilities	(967)	(1,080)
Net deferred tax assets (liabilities)	$ 2,550	$ (84)